UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Train, Babcock Advisors LLC
Address: 	100 PARK AVENUE, 27TH FLOOR
		NEW YORK, NY  10017-5537



Form 13F File Number:  28-02669

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Rogicki
Title: Chief Compliance Officer
Phone: (212) 451-3402

Signature, Place, and Date of Signing:


    John Rogicki        New York, NY                  July 25, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:             112
                                                  -----------------------

Form 13F Information Table Value Total:            278979 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      892     9955 SH       Sole                     9955
ABBOTT LABORATORIES            COM              002824100      853    13229 SH       Sole                    13229
ACCENTURE LTD                  COM              G1151C101     9769   162570 SH       Sole                   162570
ADOBE SYSTEMS INC.             COM              00724F101      220     6800 SH       Sole                     6800
AETNA INC.                     COM              00817Y108      310     8000 SH       Sole                     8000
ALTRIA GROUP INC               COM              02209S103      294     8500 SH       Sole                     8500
AMERICAN EXPRESS CO.           COM              025816109      143     2450 SH       Sole                     2450
AMETEK INC.                    COM              031100100      237     4750 SH       Sole                     4750
APPLE INC.                     COM              037833100    14025    24016 SH       Sole                    24016
AT&T INC.                      COM              00206R102      635    17810 SH       Sole                    17810
BECTON DICKINSON & CO.         COM              075887109     5427    72607 SH       Sole                    72607
BERKSHIRE HATHAWAY INC-CL A    COM              084670108      250        2 SH       Sole                        2
BERKSHIRE HATHAWAY INC CL B    COM              084670702      938    11254 SH       Sole                    11254
BHP BILLITON LIMITED           COM              088606108     3229    49445 SH       Sole                    49445
BRISTOL-MYERS SQUIBB CO.       COM              110122108      614    17088 SH       Sole                    17088
CASCADE MICROTECH INC.         COM              147322101     2285   500000 SH       Sole                   500000
CATERPILLAR INC                COM              149123101      799     9410 SH       Sole                     9410
CENTENE CORP.                  COM              15135B101     4529   150180 SH       Sole                   150180
CHEVRON CORP                   COM              166764100      654     6202 SH       Sole                     6202
CISCO SYSTEMS INC.             COM              17275R102       90     5250 SH       Sole                     5250
CITIGROUP, INC.                COM              172967424      448    16352 SH       Sole                    16352
COCA-COLA COMPANY              COM              191216100      548     7010 SH       Sole                     7010
COLGATE-PALMOLIVE CO           COM              194162103      174     1675 SH       Sole                     1675
COMPANIA DE BEBIDAS            COM              20441W203     2871    74895 SH       Sole                    74895
CONOCOPHILLIPS                 COM              20825C104     1059    18944 SH       Sole                    18944
CORNING INC.                   COM              219350105     5836   451360 SH       Sole                   451360
COVIDIEN LTD.                  COM              G2554F113     6626   123848 SH       Sole                   123848
CSX CORPORATION                COM              126408103     4302   192405 SH       Sole                   192405
CVS CAREMARK CORP.             COM              126650100     3165    67723 SH       Sole                    67723
DANAHER CORPORATION            COM              235851102     4576    87860 SH       Sole                    87860
DISCOVERY COMMUNICATIONS INC.  COM              25470F104     3232    59845 SH       Sole                    59845
DOMINION RESOURCES INC.        COM              25746U109      308     5700 SH       Sole                     5700
DOVER CORPORATION              COM              260003108     4961    92545 SH       Sole                    92545
DSW INC.                       COM              23334L102     7393   135895 SH       Sole                   135895
DUPONT DE NEMOURS & CO.        COM              263534109    33364   659760 SH       Sole                   659760
EMERSON ELECTRIC CO.           COM              291011104      287     6161 SH       Sole                     6161
EXXON MOBIL CORPORATION        COM              30231G102    14319   167333 SH       Sole                   167333
FLOWSERVE CORPORATION          COM              34354P105     1108     9655 SH       Sole                     9655
FREEPORT-MCMORAN COPPER        COM              35671D857      293     8609 SH       Sole                     8609
GOLDSANDS DEVELOPMENT CO.      COM              381454107        1    40000 SH       Defined                          40000
GOOGLE INC                     COM              38259P508     8705    15007 SH       Sole                    15007
GRAHAM-FIELD HEALTH PDCTS      COM              384632105        0    10500 SH       Other                   10500
HARTE-HANKS INC.               COM              416196103      206    22500 SH       Sole                    22500
HOME DEPOT INC.                COM              437076102      246     4637 SH       Sole                     4637
HUBBELL HARVEY INC CLASS B     COM              443510201      397     5089 SH       Sole                     5089
IBM CORP                       COM              459200101     4213    21543 SH       Sole                    21543
INTEL CORPORATION              COM              458140100      768    28810 SH       Sole                    28810
JOHNSON & JOHNSON              COM              478160104     2523    37339 SH       Sole                    37339
JPMORGAN CHASE & CO            COM              46625H100      162     4532 SH       Sole                     4532
KRAFT FOODS INC                COM              50075N104      418    10811 SH       Sole                    10811
LABORATORY CORP OF AMERICA     COM              50540R409      382     4125 SH       Sole                     4125
M&T BANK CORP.                 COM              55261F104      557     6750 SH       Sole                     6750
MAKO SURGICAL CORP.            COM              560879108      242     9438 SH       Sole                     9438
MCDONALD'S CORP.               COM              580135101     5115    57776 SH       Sole                    57776
MCKESSON CORP                  COM              58155Q103     1687    18000 SH       Sole                    18000
MEAD JOHNSON NUTRITION CO-A    COM              582839106      271     3367 SH       Sole                     3367
MERCK & CO. INC.               COM              58933Y105      571    13670 SH       Sole                    13670
METLIFE INC.                   COM              59156R108     6543   212100 SH       Sole                   212100
MICROSOFT CORPORATION          COM              594918104      128     4200 SH       Sole                     4200
MORGAN STANLEY                 COM              617446448     1769   121232 SH       Sole                   121232
NOBLE CORP                     COM              H5833N103     1496    45990 SH       Sole                    45990
NORDIC AMER. TANKER SHIP. LTD  COM              G65773106      136    10000 SH       Sole                    10000
OLD SECOND BANCORP INC.        COM              680277100       17    13000 SH       Sole                    13000
PAYCHEX, INC.                  COM              704326107      633    20150 SH       Sole                    20150
PEABODY ENERGY CORP            COM              704549104     3970   161900 SH       Sole                   161900
PEPSICO, INC.                  COM              713448108     1107    15664 SH       Sole                    15664
PFIZER INC.                    COM              717081103      482    20970 SH       Sole                    20970
PHILIP MORRIS INTL             COM              718172109      846     9700 SH       Sole                     9700
PHILLIPS-VAN HEUSEN CORP       COM              718592108     1818    23377 SH       Sole                    23377
PHILLIPS 66                    COM              718546104      315     9472 SH       Sole                     9472
POLO RESOURCES LTD             COM              G6844A107       20   500000 SH       Sole                   500000
PPG INDUSTRIES INC.            COM              693506107      637     6000 SH       Sole                     6000
PROCTER & GAMBLE CO.           COM              742718109     6041    98633 SH       Sole                    98633
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106      233     7178 SH       Sole                     7178
QUALCOMM INC.                  COM              747525103    11035   198190 SH       Sole                   198190
ROYAL DUTCH SHELL PLC          COM              780259206     1272    18870 SH       Sole                    18870
RPX CORP                       COM              74972G103      664    46273 SH       Sole                    46273
SCHLUMBERGER LTD.              COM              806857108     8525   131342 SH       Sole                   131342
SGOCO GROUP LTD                COM              G80751103        0    25000 SH       Sole                    25000
SOUTHERN COMPANY               COM              842587107      206     4450 SH       Sole                     4450
STATE STREET CORP              COM              857477103     2004    44898 SH       Sole                    44898
TARGET CORPORATION             COM              87612E106      424     7280 SH       Sole                     7280
UNILEVER N.V.                  COM              904784709     3502   105000 SH       Sole                   105000
UNITED TECHNOLOGIES CORP       COM              913017109      225     2975 SH       Sole                     2975
VERIZON COMMUNICATIONS, INC.   COM              92343V104     7273   163668 SH       Sole                   163668
VIVUS INC.                     COM              928551100      332    11625 SH       Sole                    11625
WALGREEN COMPANY               COM              931422109      272     9192 SH       Sole                     9192
WALT DISNEY COMPANY            COM              254687106      138     2843 SH       Sole                     2843
WELLS FARGO & CO               COM              949746101     6930   207250 SH       Sole                   207250
WESTERN UNION                  COM              959802109      320    19000 SH       Sole                    19000
CHINA FUND INC.                ETF              169373107      291    13275 SH       Sole                    13275
CONSUMER DISCRETIONARY SELECT  ETF              81369Y407     2466    56325 SH       Sole                    56325
ENERGY SELECT SECTOR ETF       ETF              81369Y506     3010    45350 SH       Sole                    45350
FIRST TR EXCHANGE TRADED FD NA ETF              33733E500      130    14000 SH       Sole                    14000
INDUSTRIAL SELECT SECTOR SPDR  ETF              81369Y704     1580    44300 SH       Sole                    44300
ISHARES MSCI EMERGING MKT INDE ETF              464287234     1009    25795 SH       Sole                    25795
ISHARES TR DJ US HEALTHCR      ETF              464287762      302     3800 SH       Sole                     3800
ISHARES TR RUSSELL 1000        ETF              464287622     1166    15500 SH       Sole                    15500
ISHARES TR RUSSELL MCP VL IDX  ETF              464287473      264     5700 SH       Sole                     5700
ISHARES TR RUSSELL1000GRW      ETF              464287614      350     5535 SH       Sole                     5535
MARKET VECTORS AGRIBUSINESS ET ETF              57060U605     6310   127275 SH       Sole                   127275
POWERSHARES QQQ TRUST UNIT SER ETF              73935A104     2164    33725 SH       Sole                    33725
SPDR S&P 500 ETF TRUST         ETF              78462F103     7134    52413 SH       Sole                    52413
SPDR S&P DIVIDEND ETF          ETF              78464A763     1770    31808 SH       Sole                    31808
SPDR S&P MIDCAP 400 ETF TRUST  ETF              78467Y107     2801    16352 SH       Sole                    16352
THE GLOBAL X CHINA CONSUMER ET ETF              37950E408      523    39525 SH       Sole                    39525
VANGUARD CONSUM DIS ETF        ETF              92204A108      270     3900 SH       Sole                     3900
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      679     8800 SH       Sole                     8800
VANGUARD INDEX FDS SMALL CP ET ETF              922908751      690     9080 SH       Sole                     9080
VANGUARD MSCI EMERGING MKTS ET ETF              922042858     6721   168310 SH       Sole                   168310
VANGUARD WORLD FDS INDUSTRIAL  ETF              92204A603     1018    15300 SH       Sole                    15300
VANGUARD WORLD FDS INF TECH ET ETF              92204A702     1491    21700 SH       Sole                    21700
WISDOMTREE EMERGING MKTS SMALL ETF              97717W281      208     4800 SH       Sole                     4800